Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

January 31, 2018

Dates Covered
Collections Period	01/01/18 - 01/31/18
Interest Accrual Period	01/16/18 - 02/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/17	347,583,223.59	23,554
Yield Supplement Overcollateralization Amount 12/31/17	8,952,692.26	0
Receivables Balance 12/31/17	356,535,915.85	23,554
Principal Payments	15,768,658.11	645
Defaulted Receivables	692,285.78	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/18	8,331,653.34	0
Pool Balance at 01/31/18	331,743,318.62	22,869

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	31.47%

Prepayment ABS Speed	1.33%

Overcollateralization Target Amount	14,928,449.34
Actual Overcollateralization	14,928,449.34

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	39.63

Delinquent Receivables:
Past Due 31-60 days	8,468,854.18	479
Past Due 61-90 days	2,304,706.37	123
Past Due 91-120 days	421,454.65	25
Past Due 121+ days	0.00	0
Total	11,195,015.20	627

Total 31+ Delinquent as % Ending Pool Balance	3.37%

Recoveries	475,030.35

Aggregate Net Losses/(Gains) - January 2018	217,255.43

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	2.38%
Second Prior Net Losses Ratio	1.83%
Third Prior Net Losses Ratio	1.49%
Four Month Average	1.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.66%

Flow of Funds	$ Amount

Collections	17,477,822.60
Advances	(617.75)
Investment Earnings on Cash Accounts	31,896.02
Servicing Fee	(297,113.26)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,211,987.61

Distributions of Available Funds
(1) Class A Interest	422,345.96
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	198,659.91
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,928,449.34
(7) Supplemental Reserve Amount	1,624,620.73
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	17,211,987.61

Servicing Fee	297,113.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 01/16/18	331,941,978.53
Principal Paid	15,127,109.25
Note Balance @ 02/15/18	316,814,869.28

Class A-1
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2a
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2b
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-3
Note Balance @ 01/16/18	185,781,978.53
Principal Paid	15,127,109.25
Note Balance @ 02/15/18	170,654,869.28
Note Factor @ 02/15/18	72.9294313%

Class A-4
Note Balance @ 01/16/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	125,000,000.00
Note Factor @ 02/15/18	100.0000000%

Class B
Note Balance @ 01/16/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	21,160,000.00
Note Factor @ 02/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	460,257.63
Total Principal Paid	15,127,109.25
Total Paid	15,587,366.88

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.55947%
Coupon	1.95947%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	230,679.29
Principal Paid	15,127,109.25
Total Paid to A-3 Holders	15,357,788.54

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4560799
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.9898027
Total Distribution Amount	15.4458826

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9858089
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	64.6457660
Total A-3 Distribution Amount	65.6315749

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	13.13
Noteholders' Principal Distributable Amount	986.87

Account Balances	$ Amount

Advances
Balance as of 12/31/17	97,701.77
Balance as of 01/31/18	97,084.02
Change	(617.75)

Reserve Account
Balance as of 01/16/18	12,445,091.14
Investment Earnings	13,166.47
Investment Earnings Paid	(13,166.47)
Deposit/(Withdrawal)	1,624,620.73
Balance as of 02/15/18	14,069,711.87
Change	1,624,620.73

Total Reserve Amount	14,069,711.87